Investment in Affiliate	12 Months Ended
Dec. 31, 2012
Investment in Affiliate [Abstract]
Investment in Affiliate

8. Investment in Affiliate

The following table is a reconciliation of the Company’s investment in affiliate as presented on the 2012 accompanying consolidated balance sheet:

Balance, January 1, 2011	$-
Investment in affiliate	37,602,811
Equity in net income of affiliate	2,749,866
Dividends received	(1,546,875)
Balance, December 31, 2011	$38,805,802
Equity in net income of affiliate	1,986,590
Equity in other comprehensive loss of affiliate	(107,083)
Dividends received	(3,712,500)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,041,346)
Balance, December 31, 2012	$19,987,743

As of December 31, 2011 and 2012, the Company held 3,437,500 shares or 21.1% and 16.4% of Box Ships’ common stock, respectively (refer to Notes 3 and 5). The Company, on the basis of significant influence exercised over Box Ships through its shareholdings, shared executive management and the outstanding unsecured loan dated May 27, 2011, accounted for its investment in Box Ships under the equity method and is separately reflected on Company’s consolidated balance sheets.

Based on the closing price of Box Ships’ common share as of September 30, 2012, of $5.95, the fair value of the investment in Box Ships, which is considered to be determined through Level 1 inputs of the fair value hierarchy, was $20,453,125. As of September 30, 2012, the Company considered the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore, the investment was impaired.

The loss on investment in affiliate of $16,985,066 for the year ended December 31, 2012, consists of $2,943,720, relating to the dilution effect from the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012, as well as $14,041,346, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships as of September 30, 2012.

Based on the closing price of Box Ship’s common share as of December 31, 2012, of $4.10, the fair value of the investment in Box Ships was $14,093,750. As of December 31, 2012, the Company did not considered the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore the investment was not further impaired.

On March 18, 2013, Box Ships completed a public offering of 4,000,000 shares. Following the completion of this offering, the Company’s ownership of Box Ships’ common stock reduced to 13.8%. A loss representing the dilution effect due to the Company’s non-participation in the offering will be recorded in the Company’s financial statements in the first quarter of 2013. The dilution effect will be based on the equity position of Box Ships as of March 31, 2013, which is not currently available.

Summarized financial information in respect of Box Ships Inc. is set out below:

	Year ended December 31,

INCOME STATEMENT DATA	2011	2012
Net revenue	38,272,662	65,888,142
Operating income	17,467,824	21,697,724
Net income	12,953,386	13,176,164

	As of December 31,

BALANCE SHEET DATA	2011	2012
Total current assets	16,294,791	19,578,166
Total non-current assets	385,116,095	425,485,703
Total assets	401,410,886	445,063,869
Total current liabilities	22,357,768	42,659,883
Total long-term liabilities	196,692,041	181,624,703